                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7972

Exact name of registrant as specified in charter: Delaware Group Adviser Funds

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: October 31

Date of reporting period: April 30

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)



FIXED INCOME










SEMIANNUAL REPORT APRIL 30, 2004
--------------------------------------------------------------------------------
                  DELAWARE DIVERSIFIED INCOME FUND









{LOGO} POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

-----------------------------------------------------------------
FINANCIAL STATEMENTS:
-----------------------------------------------------------------
   Statement of Net Assets                                      1

   Statement of Assets and Liabilities                         10

   Statement of Operations                                     11

   Statements of Changes in Net Assets                         12

   Financial Highlights                                        13

   Notes to Financial Statements                               18
-----------------------------------------------------------------


   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2004 Delaware Distributors, L.P.

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
   OF NET ASSETS                                April 30, 2004 (Unaudited)


                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.55%
   Fannie Mae Grantor Trust
      Series 99-T2
      Class A1 7.50% 1/19/39                  USD        90,212     $   97,091
   Fannie Mae Grantor Trust
      Series 04-T1 1A2
      6.50% 1/25/44                                     114,486        120,731
   Freddie Mac Series 2480 EH
      6.00% 11/15/31                                     91,328         93,796
   Freddie Mac Structured Pass Through
      Securities Series T-56 A2A
      2.842% 7/25/36                                    440,000        436,500
   Freddie Mac Structured Pass Through
      Securities Series T-58 1A2
      3.108% 5/25/35                                    185,000        185,100
   Freddie Mac Structured Pass Through
      Securities Series T-58 2A
      6.50% 9/25/43                                     474,327        497,154
   GNMA Series 2002-62 B
      4.763% 1/16/25                                     45,000         45,250
   GSR Mortgage Loan Trust Series 04-2F 6A1
      7.00% 1/25/34                                     272,468        285,444
                                                                    ----------
TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (cost $1,775,943)                                                 1,761,066
                                                                    ----------
AGENCY MORTGAGE-BACKED SECURITIES - 10.42%
   Fannie Mae
      4.50% 10/1/10                                     203,774        205,621
      4.50% 5/1/18 TBA                                3,790,000      3,730,781
      5.00% 11/1/17                                     131,294        132,319
      5.00% 12/1/17 TBA                               1,085,000      1,091,442
      5.00% 6/1/18                                      567,274        571,528
      5.00% 7/1/18                                    1,375,564      1,385,881
      5.00% 12/1/18                                     736,212        741,734
      5.00% 5/1/33 TBA                                  430,000        416,697
      5.00% 11/1/33                                     629,858        613,717
      5.00% 1/1/34                                      419,659        408,906
      5.00% 4/1/34                                    1,035,000      1,003,950
      5.00% 5/1/34                                      790,000        766,300
      5.50% 5/1/19                                    3,685,000      3,781,731
      5.50% 1/1/33 TBA                                6,270,000      6,256,283
      6.00% 4/1/17                                       48,434         50,553
      6.00% 6/1/17                                       12,248         12,783
      6.00% 1/1/33 TBA                                  160,000        163,150
      6.00% 12/1/33                                     588,311        603,295
      6.00% 5/1/34                                    4,970,000      5,084,931
      6.50% 5/1/34                                    2,545,000      2,649,186
      7.50% 6/1/31                                       65,560         70,149
      7.50% 3/1/32                                      332,489        355,763
   Freddie Mac
      5.00% 7/1/18                                      331,522        334,216
      5.00% 9/1/33                                      444,869        435,277
      5.00% 4/1/34                                      465,000        451,341
      5.50% 11/1/33                                   1,526,543      1,526,066
      6.50% 10/1/33                                     154,647        161,123

                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
   GNMA
      6.50% 1/15/28                       USD             6,042    $     6,319
      6.50% 2/15/32                                      69,675         72,833
      6.50% 9/15/32                                      59,704         62,410
      7.50% 6/15/32                                       4,676          5,024
      9.50% 9/15/17                                      12,793         14,424
      10.00% 7/15/17                                      5,554          6,265
                                                                   -----------
TOTAL AGENCY MORTGAGE-BACKED
   SECURITIES (cost $33,480,318)                                    33,171,998
                                                                   -----------
AGENCY OBLIGATIONS - 2.34%
   Fannie Mae
      1.75% 3/26/08                       JPY       390,000,000      3,703,895
      2.625% 1/19/07                      USD           125,000        123,537
      3.25% 1/15/08                                      35,000         34,674
      3.25% 8/15/08                                     160,000        156,944
      3.375% 12/15/08                                    85,000         83,237
      7.25% 1/15/10                                     350,000        403,837
   Federal Home Loan Bank
      3.875% 8/22/08                                    165,000        165,713
   Freddie Mac
      4.50% 1/15/13                                       5,000          4,876
      4.875% 11/15/13                                    25,000         24,819
      5.125% 10/15/08                                    70,000         73,840
      5.75% 4/15/08                                     150,000        162,034
   SLMA
     o1.12% 6/16/08                                      41,797         41,794
     o1.15% 6/17/13                                     580,000        580,030
     o1.21% 1/26/15                                     975,276        975,945
     o1.585% 1/25/10                                    613,002        613,350
     o1.625% 7/25/09                                    301,673        303,219
                                                                   -----------
TOTAL AGENCY OBLIGATIONS
   (cost $7,497,925)                                                 7,451,744
                                                                   -----------
ASSET-BACKED SECURITIES - 2.83%
   ABSC NIMS Trust Series 04-HE1 A
      7.00% 1/17/34                                     508,311        510,852
  (checkmark)#Alliance Capital Funding Series 1 A3 CBO
      144A 5.84% 2/15/10                                133,127        135,790
   AmeriCredit Automobile Receivables Trust
      Series 01-C A4 5.01% 7/14/08                      425,000        438,872
   AmeriQuest Mortgage Securities
      Series 03-5 A2 2.43% 7/25/33                      300,000        300,532
   Capital One Multi-Asset Execution Trust
      Series 03-C2 C2 4.32% 4/15/09                      70,000         71,375
   Capital One Multi-Asset Execution Trust
      Series 03-A6 A6 2.95% 8/17/09                      20,000         20,012
   Capital One Multi-Asset Execution Trust
      Series 03-C4 6.00% 8/15/13                        785,000        824,320
  #Chase Funding Net Interest Margin
      Series 03-6A 144A 5.00% 12/27/33                   90,544         90,435
   Citibank Credit Card Issuance Trust
      Series 03-A3 3.10% 3/10/10                        470,000        460,102
   Citibank Credit Card Master Trust
      Series 99-7 A 6.65% 11/15/06                      300,000        308,417
  #Countrywide Assets-Backed Certificates
      Series 04-1 144A 6.00% 5/25/34                    169,881        169,032
   Freddie Mac Structured Pass Through
      Securities Series T-50 A3
      2.182% 9/27/07                                     18,123         18,121

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
   OF NET ASSETS (CONTINUED)


                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

ASSET-BACKED SECURITIES (continued)
   Honda Automobile Receivables
      Owners Trust Series 04-1 A4
      3.06% 10/21/09                      USD           310,000    $   306,166
  (checkmark)Juniper Series 99-1A A2 CBO
      6.96% 4/15/11                                     400,000        346,000
  oMaster Credit Card Trust Series 96-B A
      1.36% 8/15/08                                     395,000        396,781
   MBNA Credit Card Master Note Trust
      Series 01-A1 A1 5.75% 10/15/08                     80,000         84,895
   Mid-State Trust Series 11 A1
      4.864% 7/15/38                                     71,619         69,064
   NationsCredit Grantor Trust Series 97-1A
      6.75% 8/15/13                                      40,920         42,107
   Residential Asset Mortgage Products
      Series 04-SL1 A3 7.00% 3/25/34                    364,946        380,931
  (checkmark)^#RHYNO CBO Delaware Series 97-1 A2
      144A 6.33% 9/15/09                                532,246        552,870
  #Sierra Receivables Funding Company
      Series 03-2A A1 144A
      3.03% 9/15/15                                     383,135        381,060
  oSLMA Student Loan Trust Series 96-3
      Certificates 1.935% 10/25/11                      225,000        226,613
  oSLMA Student Loan Trust Series 97-2
      Certificates 1.815% 10/25/13                    2,570,000      2,582,224
  oSLMA Student Loan Trust Series 97-4
      A2 1.735% 10/25/10                                168,658        170,684
  #Structured Asset Investment Loan Trust
      Net Interest Margin Notes
      Series 03-10A A 144A 7.50% 10/27/33               140,624        141,986
                                                                   -----------
TOTAL ASSET-BACKED SECURITIES
   (cost $9,018,196)                                                 9,029,241
                                                                   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.63%
   Bank of America Alternative Loan Trust
      Series 03-10 2A1 6.00% 12/25/33                   489,277        502,257
   Bank of America Alternative Loan Trust
      Series 04-2 1A1 6.00% 3/25/34                     290,722        295,123
  oBank of America Mortgage Securities
      Series 03-D 1A2 3.428% 5/25/33                      8,474          8,585
  oBank of America Mortgage Securities
      Series 03-I 2A4 3.828% 10/25/33                   270,000        269,806
  oBank of America Mortgage Securities
      Series 04-A 1A1 3.486% 2/25/34                    315,352        316,239
   Cendant Mortgage Series 02-4 A6
      6.50% 7/25/32                                       9,765          9,784
  oCountrywide Home Loans
      Series 01-HYB2 3A1
      5.536% 9/19/31                                    209,977        211,481
  oCountrywide Home Loans
      Series 03-21 A1
      4.186% 5/25/33                                    607,143        608,997
   Credit Suisse First Boston Mortgage
      Securities Series 03-23 6A1
      6.50% 9/25/33                                     386,717        402,540
   Credit Suisse First Boston Mortgage
      Securities Series 03-23 7A1
      5.00% 9/25/18                                     394,540        395,662
   Credit Suisse First Boston Mortgage
      Securities Series 03-29 5A1
      7.00% 12/25/33                                    480,647        499,452

                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
   Credit Suisse First Boston Mortgage
      Securities Series 04-1 3A1
      7.00% 2/25/34                       USD            42,323    $    44,762
   Deutsche Mortgage Securities
      Series 04-2 A2 3.08% 1/25/34                      205,000        203,078
   First Horizon Asset Securities
      Series 03-5 1A17 8.00% 7/25/33                     80,411         86,271
   Greenwich Capital Commercial Funding
      Series 04-GG1 A7 5.317% 4/10/14                   385,000        386,909
  oMaster Adjustable Rate Mortgages Trust
      Series 03-6 1A2 3.105% 12/25/33                   240,000        232,628
   Master Alternative Loan Trust
      Series 03-9 1A1
      5.50% 12/25/18                                    247,723        253,297
      8.00% 9/25/33                                     211,140        225,656
   Master Alternative Loan Trust
      Series 04-1 2A1 7.00% 1/25/34                     397,849        414,323
   Master Asset Securitization Trust
      Series 03-12 3A5
      5.25% 10/25/14                                    224,665        227,377
   Nomura Asset Acceptance
      Series 04-AP1 A2
      3.238% 3/25/34                                    605,000        601,313
   Nomura Asset Securities
      Series 98-D6 A1B
      6.59% 3/15/30                                     500,000        549,940
   RFMSI Series 04-S5 VA 5.25% 4/25/34                  366,000        369,601
  oStructured Asset Securities Corporation
      Series 02-22H 1A
      7.00% 11/25/32                                    111,747        119,999
   Structured Asset Securities Corporation
      Series 03-33H 1A1 5.50% 10/25/33                  360,850        358,967
 o#Summit Mortgage Trust
      Series 02-1 B2 144A
      6.192% 6/28/16                                    125,000        125,938
  oWashington Mutual
      Series 03-AR4 A7
      3.95% 5/25/33                                      40,314         40,164
  oWashington Mutual
      Series 03-S1 A1
      5.00% 4/25/33                                      49,799         49,984
  oWells Fargo Mortgage Backed
      Securities Trust Series 03-K 2A5
      4.522% 11/25/33                                   150,000        137,723
  oWells Fargo Mortgage Backed
      Securities Trust Series 03-M A1
      4.774% 12/25/33                                   425,333        418,273
                                                                     ---------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (cost $8,418,780)                                                 8,366,129
                                                                     ---------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.29%
   Bank of America Commercial Mortgage
      Series 04-2 A2 3.377% 5/10/09                     190,000        184,399
   Chase Commercial Mortgage Securities
      Series 96-2C 6.90% 11/19/06                        20,000         21,754
   First Union-Lehman Brothers-
      Bank of America Series 98-C2 A2
      6.56% 11/18/08                                    650,100        711,602
                                                                     ---------
TOTAL COMMERCIAL MORTGAGE-BACKED
   SECURITIES (cost $938,825)                                          917,755
                                                                     ---------

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
   OF NET ASSETS (CONTINUED)


                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

CORPORATE BONDS - 40.39%
   Aerospace & Defense - 0.19%
      Armor Holdings 8.25% 8/15/13        USD           545,000    $   598,138
                                                                   -----------
                                                                       598,138
                                                                   -----------
Automobiles & Automotive Parts - 1.18%
   Advanced Accessory Systems
      10.75% 6/15/11                                    455,000        476,613
 ^#Advanced Accessory Systems 144A
      13.25% 12/15/11                                 1,125,000        604,688
   Collins & Aikman Products
      10.75% 12/31/11                                   380,000        395,200
      11.50% 4/15/06                                    625,000        621,875
   Ford Motor 7.45% 7/16/31                             410,000        400,833
   General Motors 8.375% 7/15/33                        640,000        694,154
   United Components 9.375% 6/15/13                     530,000        567,100
                                                                   -----------
                                                                     3,760,463
                                                                   -----------
Banking, Finance & Insurance - 3.66%
   Allstate 5.35% 6/1/33                                240,000        215,995
   AON 7.375% 12/14/12                                  160,000        180,093
   Bear Stearns 4.65% 7/2/18                            425,000        380,022
   Citigroup 5.875% 2/22/33                             315,000        301,097
   Credit Suisse First Boston USA
      6.125% 11/15/11                                   315,000        337,602
  #Erac USA Finance 144A
      7.35% 6/15/08                                     375,000        421,390
  #Farmers Exchange Capital 144A
      7.20% 7/15/48                                     675,000        648,620
  #Farmers Insurance Exchange 144A
      8.625% 5/1/24                                     345,000        391,214
  #Federal Guaranty Insurance Company
      144A 6.00% 1/15/34                                185,000        180,740
   Finova Group 7.50% 11/15/09                        2,500,000      1,506,250
   Ford Motor Credit
      5.625% 10/1/08                                    155,000        158,187
      7.00% 10/1/13                                     200,000        206,039
   Franklin Resources 3.70% 4/15/08                     250,000        246,973
   General Electric Capital
      2.75% 9/25/06                                      25,000         25,019
      5.45% 1/15/13                                     370,000        379,485
  #Glencore Funding 144A 6.00% 4/15/14                  470,000        444,978
   GMAC
      6.75% 1/15/06                                     255,000        270,129
      7.25% 3/2/11                                      280,000        301,395
      8.00% 11/1/31                                      90,000         95,260
   Goldman Sachs
      5.25% 10/15/13                                    220,000        216,629
      6.345% 2/15/34                                    470,000        450,704
   Harleysville Group 5.75% 7/15/13                      55,000         51,727
   Household Finance 4.125% 12/15/08                    280,000        280,171
      International Lease Finance 5.875% 5/1/13         115,000        120,222
   J.P. Morgan Chase 5.75% 1/2/13                       260,000        269,675
  #Liberty Mutual 144A 5.75% 3/15/14                    195,000        191,120
  #Massachusetts Mutual Life
   Insurance 144A 5.625% 5/15/33                        360,000        339,420
   Morgan Stanley
      4.75% 4/1/14                                      310,000        290,189
      5.30% 3/1/13                                       70,000         70,083
  #Nationwide Mutual Insurance 144A
      7.875% 4/1/33                                     220,000        253,288
   Popular North America 4.25% 4/1/08                   320,000        323,011
 o#Premium Asset 144A 1.21% 2/6/06                      225,000        225,062

                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

CORPORATE BONDS (continued)
Banking, Finance & Insurance (continued)
   Prudential Financial 5.75% 7/15/33     USD           255,000    $   236,831
 o#Rabobank Capital Funding II 144A
      5.26% 12/29/49                                    165,000        163,087
  oRBS Capital Trust I
      4.709% 12/29/49                                   285,000        269,405
   Regions Financial 6.375% 5/15/12                     365,000        397,134
  #TIAA Global Markets 144A
      2.75% 1/13/06                                     230,000        231,825
   Wells Fargo Financial
      6.125% 4/18/12                                    325,000        350,580
   Wilmington Trust 4.875% 4/15/13                       15,000         14,545
  oZurich Finance 5.75% 10/2/23                         180,000        223,750
                                                                   -----------
                                                                    11,658,946
                                                                   -----------
Buildings & Materials - 1.20%
  #Aearo 144A 8.25% 4/15/12                             410,000        422,300
   Interface 10.375% 2/1/10                             915,000      1,028,232
   Interline Brands 11.50% 5/15/11                      865,000        938,525
  #Lone Star Industries 144A
      8.85% 6/15/05                                     305,000        319,456
   Standard Pacific 7.75% 3/15/13                       800,000        834,000
   Valspar 6.00% 5/1/07                                 250,000        267,331
   York International 6.625% 8/15/06                     10,000         10,623
                                                                   -----------
                                                                     3,820,467
                                                                   -----------
Business Services - 0.12%
   Brickman Group
      11.75% 12/15/09                                   317,000        367,720
                                                                   -----------
                                                                       367,720
                                                                   -----------
Cable, Media & Publishing - 5.19%
   America Media Operation
      10.25% 5/1/09                                     875,000        923,125
  #Atlantic Broadband Finance 144A
      9.375% 1/15/14                                  1,600,000      1,560,000
   Charter Communications
      10.75% 10/1/09                                  2,600,000      2,294,499
  #Charter Communications Optional 144A
      8.00% 4/30/12                                     640,000        633,600
   CSC Holdings
      9.875% 2/15/13                                    700,000        728,875
      10.50% 5/15/16                                  1,750,000      2,021,250
   Dex Media East 12.125% 11/15/12                      645,000        751,425
   Insight Midwest 10.50% 11/1/10                       740,000        810,300
   Liberty Media 3.50% 9/25/06                          240,000        240,600
   Lodgenet Entertainment
      9.50% 6/15/13                                   1,055,000      1,165,775
   PanAmSat 8.50% 2/1/12                                930,000      1,055,550
   PEI Holdings 11.00% 3/15/10                          850,000        992,375
  #Sheridan Acquisition 144A
      10.25% 8/15/11                                    750,000        807,188
   Time Warner
      7.70% 5/1/32                                      155,000        171,791
      8.18% 8/15/07                                     395,000        447,577
   Time Warner Entertainment
      8.375% 3/15/23                                    425,000        501,197
   USA Interactive 6.75% 11/15/05                       340,000        357,458
   XM Satellite Radio 12.00% 6/15/10                    387,000        449,404
 o#XM Satellite Radio 144A
      6.65% 5/1/09                                      625,000        634,375
                                                                    ----------
                                                                    16,546,364
                                                                    ----------

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
   OF NET ASSETS (CONTINUED)


                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

CORPORATE BONDS (continued)
Chemicals - 1.38%
   Dow Chemical 7.375% 11/1/29            USD            10,000    $    11,116
   Huntsman International
      9.875% 3/1/09                                     575,000        642,563
      10.125% 7/1/09                                    875,000        920,937
   Lyondell Chemical 9.875% 5/1/07                      775,000        817,625
  #Nalco 144A 8.875% 11/15/13                           750,000        795,000
   Resolution Performance Products
      8.00% 12/15/09                                    775,000        806,000
 ++Solutia 6.72% 10/15/37                               935,000        397,375
                                                                   -----------
                                                                     4,390,616
                                                                   -----------
Computers & Technology - 1.29%
   Activant Solutions 10.50% 6/15/11                  1,100,000      1,146,750
   Amkor Technology 9.25% 2/15/08                     1,375,000      1,478,125
   Dell Computer 7.10% 4/15/28                          395,000        445,723
   Northern Telecom Capital 7.875% 6/15/26            1,100,000      1,050,500
                                                                   -----------
                                                                     4,121,098
                                                                   -----------
Consumer Products - 0.75%
   American Greetings 11.75% 7/15/08                    460,000        540,500
  #Fortune Brands 144A 7.125% 11/1/04                    30,000         30,796
  #FTD 144A 7.75% 2/15/14                               495,000        492,525
   Hines Nurseries 10.25% 10/1/11                       470,000        517,000
 ^#Town Sports International 144A
      11.00% 2/1/14                                   1,465,000        813,075
                                                                   -----------
                                                                     2,393,896
                                                                   -----------
Consumer Services - 0.35%
   Alderwoods Group 12.25% 1/2/09                       635,000        711,200
   Corrections Corporation of America
      7.50% 5/1/11                                       95,000         99,988
  #Service Corporate International 144A
      6.75% 4/1/16                                      300,000        299,250
                                                                   -----------
                                                                     1,110,438
                                                                   -----------
Electronics & Electrical Equipment - 0.44%
  #Communications & Power Industries
      144A 8.00% 2/1/12                                 835,000        855,875
  #Stratus Technologies 144A 10.375% 12/1/08            530,000        530,000
                                                                     ---------
                                                                     1,385,875
                                                                     ---------
Energy - 1.64%
   Consumers Energy 6.00% 3/15/05                       220,000        226,177
   Duke Capital 4.302% 5/18/06                          135,000        138,163
  #Dynegy Holdings 144A 10.125% 7/15/13                 865,000        951,500
   Enterprise Products Partners 7.50% 2/1/11            200,000        223,449
   Halliburton Company 5.50% 10/15/10                   480,000        491,198
  #Hilcorp Energy/Finance 144A
      10.50% 9/1/10                                     825,000        913,688
   Hornbeck Offshore Services
      10.625% 8/1/08                                  1,125,000      1,240,313
   Kinder Morgan Energy Partners
      7.75% 3/15/32                                      80,000         91,590
      8.00% 3/15/05                                      25,000         26,197
   Marathon Oil
      9.125% 1/15/13                                     95,000        120,308
      9.375% 2/15/12                                    130,000        164,700
   Northern Border Pipeline 6.25% 5/1/07                 20,000         21,716
   Sempra Energy 6.925% 7/1/04                           55,000         55,453
   Valero Energy 6.125% 4/15/07                         135,000        145,153
   Valero Logistics Operations 6.05% 3/15/13            395,000        409,624
                                                                     ---------
                                                                     5,219,229
                                                                     ---------

                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

CORPORATE BONDS (continued)
Environmental Services - 0.41%
   IESI 10.25% 6/15/12                    USD         1,190,000    $ 1,317,925
                                                                    ----------
                                                                     1,317,925
                                                                    ----------
Food, Beverage & Tobacco - 3.57%
   Anheuser-Busch 5.00% 3/1/19                          205,000        193,792
   B&G Foods 9.625% 8/1/07                            1,200,000      1,244,497
   Chiquita Brands 10.56% 3/15/09                       825,000        906,469
  #Commonwealth Brands 144A
      10.625% 9/1/08                                    535,000        585,825
   Denny's 12.75% 9/30/07                               820,000        895,850
  #Gold Kist 144A 10.25% 3/15/14                      1,025,000      1,081,375
   Kraft Foods
      4.00% 10/1/08                                     435,000        433,510
      5.625% 11/1/11                                    180,000        186,251
  #Le-Natures 144A 9.50% 6/15/13                      1,100,000      1,157,751
  #Miller Brewing 144A 4.25% 8/15/08                    240,000        241,059
   Nabisco 6.85% 6/15/05                                 10,000         10,489
  #National Beef Packing/NB Financing
      144A 10.50% 8/1/11                                465,000        502,200
  #O'Charleys 144A 9.00% 11/1/13                        675,000        707,906
   Pilgrims Pride 9.25% 11/15/13                        725,000        761,250
   Safeway 6.15% 3/1/06                                 130,000        137,680
  #Standard Commercial 144A 8.00% 4/15/12               810,000        840,375
   Universal 6.50% 2/15/06                              205,000        218,178
   UST
      6.625% 7/15/12                                    280,000        304,471
      8.80% 3/15/05                                      50,000         52,689
  #Vicorp Restaurant 144A 10.50% 4/15/11                775,000        771,125
   Wendy's International 6.35% 12/15/05                 130,000        137,886
                                                                    ----------
                                                                    11,370,628
                                                                    ----------
Healthcare & Pharmaceuticals - 1.59%
   Ameripath 10.50% 4/1/13                              795,000        818,850
  #Ameripath 144A 10.50% 4/1/13                         795,000        818,850
  #Curative Health Services 144A
      10.75% 5/1/11                                   1,100,000      1,109,625
   Glaxosmithkline Capital 4.375% 4/15/14               355,000        336,828
   Medco Health Solutions 7.25% 8/15/13                 545,000        589,036
   Schering-Plough
      5.30% 12/1/13                                     200,000        200,051
      6.50% 12/1/33                                     150,000        152,633
  #VWR International 144A 8.00% 4/15/14               1,000,000      1,045,000
                                                                    ----------
                                                                     5,070,873
                                                                    ----------
Industrial Machinery - 0.03%
   Johnson Controls 5.00% 11/15/06                       90,000         94,585
                                                                    ----------
                                                                        94,585
                                                                    ----------
Leisure, Lodging & Entertainment - 3.28%
   Ameristar Casinos 10.75% 2/15/09                   1,175,000      1,368,875
   Boyd Gaming 9.25% 8/1/09                             825,000        922,969
   Caesars Entertainment 9.375% 2/15/07                 450,000        498,375
   Extended Stay America 9.15% 3/15/08                  490,000        509,600
   Felcor Lodging 10.00% 9/15/08                      1,600,000      1,716,000
   Hard Rock Hotel 8.875% 6/1/13                        850,000        901,000
   Herbst Gaming 10.75% 9/1/08                        1,070,000      1,209,100
   Penn National Gaming 8.875% 3/15/10                1,200,000      1,311,000
  #Warner Music Group 144A
      7.375% 4/15/14                                    800,000        808,000
   Wheeling Island Gaming
      10.125% 12/15/09                                1,100,000      1,193,500
                                                                    ----------
                                                                    10,438,419
                                                                    ----------

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
   OF NET ASSETS (CONTINUED)


                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

CORPORATE BONDS (continued)
Metals & Mining - 0.62%
   AK Steel 7.75% 6/15/12                 USD           660,000    $   597,300
   Barrick Gold Finance 7.50% 5/1/07                    130,000        146,463
  #ISPAT Inland ULC 144A 9.75% 4/1/14                   940,000        963,500
   US Steel 10.75% 8/1/08                               234,000        274,950
                                                                   -----------
                                                                     1,982,213
                                                                   -----------
Packaging & Containers - 1.04%
   AEP Industries 9.875% 11/15/07                       610,000        631,350
   Pliant 11.125% 9/1/09                                700,000        749,000
  #Portola Packaging 144A 8.25% 2/1/12                1,000,000        850,000
   Radnor Holdings 11.00% 3/15/10                       530,000        463,750
 o#Radnor Holdings 144A 7.92% 4/15/09                   600,000        609,000
                                                                   -----------
                                                                     3,303,100
                                                                   -----------
Paper & Forest Products - 2.49%
   Bowater 9.00% 8/1/09                                 900,000      1,003,500
   Buckeye Technologies
      8.00% 10/15/10                                    775,000        744,000
   Consolidated Container
      10.125% 7/15/09                                 1,475,000      1,275,875
   Fort James 7.75% 11/15/23                          1,780,000      1,895,700
  #Newark Group 144A 9.75% 3/15/14                      870,000        856,950
  #Port Townsend Paper 144A
      11.00% 4/15/11                                  1,050,000      1,057,875
   Potlatch 12.50% 12/1/09                              900,000      1,091,170
                                                                   -----------
                                                                     7,925,070
                                                                   -----------
Real Estate - 0.64%
  #BF Saul REIT 144A 7.50% 3/1/14                     1,200,000      1,209,000
   Developers Diversified Realty
      4.625% 8/1/10                                     240,000        236,074
   Tanger Properties 9.125% 2/15/08                     525,000        580,125
                                                                   -----------
                                                                     2,025,199
                                                                   -----------
Retail - 0.82%
  ^J Crew 16.00% 5/15/08                                435,790        359,527
   J Crew Operating
      10.375% 10/15/07                                  250,000        251,563
   Lowe's 7.50% 12/15/05                                200,000        215,935
   Office Depot 10.00% 7/15/08                          475,000        562,875
   Petco Animal Supplies
      10.75% 11/1/11                                    448,000        515,200
   Remington Arms 10.50% 2/1/11                         705,000        704,999
                                                                   -----------
                                                                     2,610,099
                                                                   -----------
Telecommunications - 2.67%
   Alaska Communications Systems
      9.875% 8/15/11                                    545,000        561,350
   AT&T
      7.50% 6/1/06                                      100,000        107,582
      8.05% 11/15/11                                    330,000        362,613
      8.75% 11/15/31                                    490,000        519,972
   Centennial Cellular Operating
      10.125% 6/15/13                                   815,000        843,525
   Cincinnati Bell 8.375% 1/15/14                     1,100,000      1,045,000
   Citizens Communications
      8.50% 5/15/06                                     200,000        215,609
   Crown Castle International
      10.75% 8/1/11                                     240,000        273,600
  #IPCS Escrow 144A 11.50% 5/1/12                       325,000        331,500
   MetroPCS 10.75% 10/1/11                              410,000        434,600

                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

CORPORATE BONDS (continued)
Telecommunications (continued)
  #Primus Telecommunications
      144A 8.00% 1/15/14                  USD           350,000    $   323,750
  #Qwest Services 144A
      13.50% 12/15/10                                 1,095,000      1,275,675
   Sprint Capital
      6.375% 5/1/09                                      10,000         10,751
      7.625% 1/30/11                                      5,000          5,646
      8.375% 3/15/12                                    285,000        334,985
      8.75% 3/15/32                                     220,000        263,559
  ^US Unwired 13.375% 11/1/09                           580,000        580,000
   Verizon New York
      6.875% 4/1/12                                     110,000        120,499
      7.375% 4/1/32                                     320,000        345,931
   Verizon Wireless Capital
      5.375% 12/15/06                                   390,000        411,785
 ++Worldcom 7.50% 5/15/11                               525,000        131,250
                                                                   -----------
                                                                     8,499,182
                                                                   -----------
Textiles, Apparel & Furniture - 0.16%
   Warnaco 8.875% 6/15/13                               480,000        518,400
                                                                   -----------
                                                                       518,400
                                                                   -----------
Transportation & Shipping - 0.72%
   American Airlines 6.817% 5/23/11                      35,000         32,140
   Continental Airlines
      6.503% 6/15/11                                    315,000        304,895
      7.033% 6/15/11                                     17,251         14,810
      7.875% 7/2/18                                     225,000        222,318
   Delta Air Lines 7.299% 9/18/06                        30,000         23,710
   Kansas City Southern Railway
      9.50% 10/1/08                                     570,000        634,124
   Overseas Shipholding Group
      8.25% 3/15/13                                     565,000        629,975
   Seabulk International 9.50% 8/15/13                  420,000        438,900
                                                                   -----------
                                                                     2,300,872
                                                                   -----------
Utilities - 4.96%
  #Allegheny Energy 144A
      13.00% 11/15/07                                    94,677         97,754
   Avista
      7.75% 1/1/07                                      290,000        317,256
      9.75% 6/1/08                                      438,000        527,790
   Boston Gas Company
      8.87% 1/5/05                                      125,000        130,920
   Calpine
      8.25% 8/15/05                                     785,000        737,900
      10.50% 5/15/06                                  1,485,000      1,343,924
 o#Calpine Generating 144A
      7.00% 4/1/10                                      745,000        700,300
   Cogentrix Energy 8.75% 10/15/08                      770,000        814,274
   Detroit Edison
      5.05% 10/1/05                                      15,000         15,526
      6.35% 10/15/32                                    340,000        347,819
   Edison Mission Energy 9.875% 4/15/11                 600,000        621,000
   El Paso Natural Gas 7.625% 8/1/10                    375,000        388,125
   El Paso Production 7.75% 6/1/13                      875,000        835,624
   Elwood Energy 8.159% 7/5/26                          361,599        377,871
   Exelon Generation 6.95% 6/15/11                      215,000        239,870
   FPL Group Capital 3.25% 4/11/06                      365,000        369,131
   Homer City Funding 8.137% 10/1/19                    227,700        251,039
   Midland Funding II 11.75% 7/23/05                    192,453        203,038

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
   OF NET ASSETS (CONTINUED)


                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

CORPORATE BONDS (continued)
Utilities (continued)
   Midwest Generation 8.30% 7/2/09        USD           635,000   $    647,700
  #Midwest Generation 144A
      8.75% 5/1/34                                      475,000        475,000
 ++Mirant Americas Generation
      7.625% 5/1/06                                     375,000        275,625
  #NRG Energy 144A 8.00% 12/15/13                       575,000        582,188
   Oncor Electric Delivery 7.00% 5/1/32                 160,000        173,818
   Orion Power Holdings 12.00% 5/1/10                   590,000        728,650
   Pacific Gas & Electric
      4.80% 3/1/14                                      175,000        167,759
      6.05% 3/1/34                                      750,000        711,643
  #Power Contract Financing 144A
      5.20% 2/1/06                                      292,475        296,993
   PSE&G Energy
      7.75% 4/16/07                                     495,000        519,750
      8.625% 2/15/08                                     30,000         32,400
   SE&G Power 8.625% 4/15/31                            230,000        286,333
   Reliant Resources 9.50% 7/15/13                      405,000        441,450
   SONAT 6.875% 6/1/05                                  600,000        603,000
   Southern California Edison
      6.00% 1/15/34                                     155,000        150,044
   Southern Capital Funding
      5.30% 2/1/07                                      235,000        250,660
   Tennessee Gas Pipeline
      8.375% 6/15/32                                    420,000        432,600
   TXU Energy 7.00% 3/15/13                             530,000        586,847
#++USGen New England 144A
      7.459% 1/2/15                                     255,000        108,375
                                                                  ------------
                                                                    15,789,996
                                                                  ------------
TOTAL CORPORATE BONDS
   (cost $128,186,112)                                             128,619,811
                                                                  ------------
FOREIGN BONDS - 31.02%
Aruba - 0.16%
   UFJ Finance Aruba
      6.75% 7/15/13                       USD           480,000        507,708
                                                                  ------------
                                                                       507,708
                                                                  ------------
Australia - 0.96%
   New South Wales Treasury
      8.00% 3/1/08                        AUD           700,000        538,718
   Queensland Treasury
      6.00% 6/14/11                                   2,000,000      1,416,946
      6.00% 8/14/13                                   1,100,000        789,074
  #SingTel Optus Finance 144A
      8.125% 6/15/09                      USD           270,000        312,708
                                                                  ------------
                                                                     3,057,446
                                                                  ------------
Austria - 0.72%
   Republic of Austria
      5.25% 1/4/11                        EUR         1,750,000      2,277,100
                                                                  ------------
                                                                     2,277,100
                                                                  ------------
Bermuda - 0.18%
 o#Oil Insurance 144A
      5.15% 8/15/33                       USD           335,000        338,313
   Weatherford International
      4.95% 10/15/13                                    255,000        247,047
                                                                  ------------
                                                                       585,360
                                                                  ------------

                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

FOREIGN BONDS (continued)
Brazil - 0.37%
   Federal Republic of Brazil
      11.00% 8/17/40                      USD         1,275,000    $ 1,192,125
                                                                   -----------
                                                                     1,192,125
                                                                   -----------
Canada - 0.90%
   Abitibi-Consolidated
      6.95% 12/15/06                                    400,000        415,088
   Canadian Government
      0.70% 3/20/06                       JPY        60,000,000        548,678
  #Hollinger 144A 11.875% 3/1/11          USD           370,000        434,750
   Rogers Cablesystems
      10.00% 3/15/05                                    655,000        695,118
   Tembec Industries
      8.50% 2/1/11                                      525,000        538,125
   Thomson 5.75% 2/1/08                                 205,000        218,658
                                                                   -----------
                                                                     2,850,417
                                                                   -----------
Cayman Islands - 1.04%
   Bluewater Finance
      10.25% 2/15/12                                    610,000        634,400
  (checkmark)#Juniper CBO
      Series 99-1A A1 144A
      6.83% 4/15/11                                     380,000        396,150
  (checkmark)#Mizuho Finance 144A
      5.79% 4/15/14                                   1,025,000      1,018,311
  (checkmark)#Putnam CBO II
      Series 1A A1 144A
      6.875% 11/8/09                                    298,626        307,585
  (checkmark)South Street CBO
      Series 99-1A A1
      7.16% 7/1/11                                      200,000        187,000
   Transocean Sedco Forex
      6.75% 4/15/05                                     250,000        259,732
  (checkmark)#Travelers Funding CBO
      Series 1A A2 144A
      6.35% 2/18/14                                     500,000        520,000
                                                                   -----------
                                                                     3,323,178
                                                                   -----------
Colombia - 0.33%
   Republic of Colombia
      10.375% 1/28/33                                 1,025,000      1,035,250
                                                                   -----------
                                                                     1,035,250
                                                                   -----------
Dominican Republic - 0.28%
   Dominican Republic
     o2.063% 8/30/24                                    520,000        377,000
      9.04% 1/23/13                                     553,000        411,985
  #Dominican Republic 144A
      9.04% 1/23/13                                     151,000        111,740
                                                                   -----------
                                                                       900,725
                                                                   -----------
Ecuador - 0.38%
   Republic of Ecuador
     ^7.00% 8/15/30                                   1,150,000        812,187
      12.00% 11/15/12                                   450,000        405,916
                                                                   -----------
                                                                     1,218,103
                                                                   -----------
Finland - 1.21%
   Republic of Finland
   5.00% 4/25/09                          EUR           700,000        898,554
   5.75% 2/23/11                                      2,200,000      2,942,238
                                                                   -----------
                                                                     3,840,792
                                                                   -----------

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
   OF NET ASSETS (CONTINUED)


                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

FOREIGN BONDS (continued)
France - 3.83%
   France Government O.A.T.
      4.00% 4/25/13                       EUR         4,800,000    $ 5,705,787
      5.50% 10/25/07                                  1,000,000      1,294,915
      5.50% 4/25/10                                   3,170,000      4,175,075
  #Rhodia 144A 8.875% 6/1/11              USD         1,245,000      1,033,350
                                                                   -----------
                                                                    12,209,127
                                                                   -----------
Germany - 3.65%
   Deutschland Republic
      4.125% 7/4/08                       EUR         1,200,000      1,487,353
      4.50% 1/4/13                                    1,700,000      2,102,851
      4.75% 7/4/28                                    1,500,000      1,767,940
      5.00% 7/4/11                                    2,000,000      2,568,043
      5.25% 1/4/11                                      890,000      1,159,699
  #Gazprom 144A
      9.625% 3/1/13                       USD         2,080,000      2,147,600
   Kredit Fuer Wiederaufbau
      5.25% 7/4/12                        EUR           300,000        388,595
                                                                   -----------
                                                                    11,622,081
                                                                   -----------
Greece - 0.34%
   Hellenic Republic
      8.60% 3/26/08                                     750,000      1,074,662
                                                                   -----------
                                                                     1,074,662
                                                                   -----------
Ireland - 0.15%
   Smurfit Capital Funding
      7.50% 11/20/25                      USD           495,000        482,625
                                                                   -----------
                                                                       482,625
                                                                   -----------
Italy - 3.91%
   Republic of Italy
      0.375% 10/10/06                     JPY       710,000,000      6,439,320
      3.75% 6/8/05                                  260,000,000      2,448,578
      3.80% 3/27/08                                 170,000,000      1,730,602
      5.75% 7/25/16                                   1,380,000      1,844,421
                                                                   -----------
                                                                    12,462,921
                                                                   -----------
Liberia - 0.40%
   Royal Caribbean Cruise
      7.25% 3/15/18                       USD         1,275,000      1,278,188
                                                                   -----------
                                                                     1,278,188
                                                                   -----------
Marshall Island - 0.25%
   OMI 7.625% 12/1/13                                   760,000        790,400
                                                                   -----------
                                                                       790,400
                                                                   -----------
Mexico - 0.33%
  #America Movil
      144A 5.50% 3/1/14                                 570,000        534,773
   Mexican United States
      7.50% 4/8/33                                      220,000        218,350
  #Telefonos de Mexico 144A
      4.50% 11/19/08                                    315,000        312,879
                                                                   -----------
                                                                     1,066,002
                                                                   -----------
Netherlands - 0.78%
   Aegon 4.75% 6/1/13                                   255,000        248,317
   Bank Nederlandse Gemeenten
      0.80% 9/22/08                       JPY       100,000,000        916,843
   Deutsche Telekom Finance
      8.75% 6/15/30                       USD           415,000        516,968

                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

FOREIGN BONDS (continued)
Netherlands (continued)
   Netherlands Government
      5.25% 7/15/08                       EUR           450,000    $   581,998
   Telefonica Europe
      7.35% 9/15/05                       USD           210,000        223,844
                                                                   -----------
                                                                     2,487,970
                                                                   -----------
Norway - 0.57%
   Norsk Hydro
      6.70% 1/15/18                                      15,000         16,447
   Ocean Rig Norway
      10.25% 6/1/08                                     785,000        781,075
   Petroleum Geo-Services
      8.00% 11/5/06                                     280,063        287,765
      10.00% 11/5/10                                    674,963        739,084
                                                                   -----------
                                                                     1,824,371
                                                                   -----------
Peru - 0.38%
   Republic of Peru
      8.375% 5/3/16                                     900,000        855,000
      8.75% 11/21/33                                    380,000        340,100
                                                                   -----------
                                                                     1,195,100
                                                                   -----------
Poland - 2.04%
   Poland Government
      5.00% 10/24/13                      PLZ        17,200,000      3,651,355
      5.75% 6/24/08                                   3,500,000        821,754
      6.00% 11/24/09                                  7,000,000      1,636,780
      8.50% 2/12/05                                     200,000         50,517
      8.50% 11/12/06                                  1,250,000        319,994
                                                                   -----------
                                                                     6,480,400
                                                                   -----------
Russia - 0.49%
  ^Russia 5.00% 3/31/30                   USD         1,570,000      1,443,615
(u)Russian Paris Club Partial Note
      2.025% 8/20/20                      JPY        16,109,150        124,065
                                                                   -----------
                                                                     1,567,680
                                                                   -----------
Singapore - 0.07%
  #Singapore Telecommunications
      144A 7.375% 12/1/31                 USD           210,000        237,864
                                                                   -----------
                                                                       237,864
                                                                   -----------
Spain - 1.38%
   Kingdom of Spain
      3.10% 9/20/06                       JPY       390,000,000      3,763,773
   Spanish Government
      5.15% 7/30/09                       EUR           480,000        621,733
                                                                   -----------
                                                                     4,385,506
                                                                   -----------
Supranational - 1.45%
   European Investment Bank
      0.875% 11/8/04                      JPY        57,000,000        518,728
      3.00% 9/20/06                                  50,000,000        481,646
   Inter-American Development
      Bank 1.90% 7/8/09                             330,000,000      3,143,942
   International Bank for
      Reconstruction & Development
      2.00% 2/18/08                                  50,000,000        476,776
                                                                   -----------
                                                                     4,621,092
                                                                   -----------

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
   OF NET ASSETS (CONTINUED)


                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

FOREIGN BONDS (continued)
Sweden - 3.00%
   Stena 9.625% 12/1/12                   USD           675,000    $   762,750
   Swedish Government
      5.00% 1/28/09                       SEK        11,200,000      1,535,915
      5.50% 10/8/12                                  34,000,000      4,765,327
      6.75% 5/5/14                                   14,500,000      2,217,804
      8.00% 8/15/07                                   1,800,000        268,496
                                                                   -----------
                                                                     9,550,292
                                                                   -----------
United Kingdom - 0.35%
  #Inmarsat Finance 144A
      7.625% 6/30/12                      USD           500,000        512,500
  oSL Finance 6.375% 7/12/22              EUR           270,000        350,125
   Vodafone Group
      5.375% 1/30/15                      USD           240,000        239,572
                                                                   -----------
                                                                     1,102,197
                                                                   -----------
Venezuela - 0.79%
   Republic of Venezuela
      6.75% 3/31/20                                   1,500,000      1,314,005
      9.25% 9/15/27                                   1,425,000      1,189,875
                                                                   -----------
                                                                     2,503,880
                                                                   -----------
Virgin Islands - 0.33%
   Chippac International
      12.75% 8/1/09                                     950,000      1,035,500
                                                                   -----------
                                                                     1,035,500
                                                                   -----------
TOTAL FOREIGN BONDS (cost $99,870,953)                              98,766,062
                                                                   -----------
MUNICIPAL BONDS - 0.81%
   California State
      5.00% 2/1/33                                       75,000         71,426
   Colorado Department Transportation
      Revenue 5.00% 12/15/13 (FGIC)                     380,000        411,293
  oForsyth, Montana Pollution
      Control Revenue
      (Portland General Project) Series A
      5.20% 5/1/33                                      150,000        157,374
   Illinois State Taxable Pension
      5.10% 6/1/33                                      500,000        451,795
   Long Island, New York Power
      Authority Series A
      5.00% 6/1/08                                       80,000         85,551
   Metropolitan Washington District
      Columbia Airport Authority
      5.00% 10/1/34 (FSA)                               155,000        150,466
   New Jersey Economic Development
      Authority Special Facility Revenue
      (Continental Airlines Project)
      6.25% 9/15/29 (AMT)                               315,000        247,042
   Oregon State Taxable-Pension
      5.892% 6/1/27                                     375,000        382,455
   West Virginia Economic Development
      5.37% 7/1/20 (MBIA)                                90,000         88,616
   West Virginia Economic Development
      Authority 6.07% 7/1/26                            280,000        278,099
   Wisconsin State General Revenue
      5.70% 5/1/26 (FSA)                                245,000        244,135
                                                                   -----------
TOTAL MUNICIPAL BONDS (cost $2,652,178)                              2,568,252
                                                                   -----------

                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

U.S. TREASURY OBLIGATIONS - 3.64%
  #Strip Principle 6.125% 11/15/27        USD         4,000,000    $ 1,063,288
   U.S. Treasury Bond
      5.375% 2/15/31                                    395,000        400,308
   U.S. Treasury Inflation
      Index Notes
      1.875% 7/15/13                                    887,268        875,276
      2.00% 1/15/14                                   5,019,491      4,985,378
   ***3.375% 1/15/07                                  2,362,735      2,548,432
   ***3.375% 4/15/32                                    314,769        373,678
      3.625% 1/15/08                                    489,936        539,216
   U.S. Treasury Notes
      2.00% 11/30/04                                     10,000         10,046
      2.25% 2/15/07                                      85,000         83,878
      2.625% 3/15/09                                    380,000        363,776
      4.00% 2/15/14                                     361,000        346,899
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (cost $11,910,450)                                               11,590,175
                                                                   -----------
                                                      Number of
                                                        Shares
COMMON STOCK - 0.06%
  +Petroleum Geo Services ADR                               795         35,925
  +XM Satellite Radio Class A                             6,002        143,808
                                                                   -----------
TOTAL COMMON STOCK (cost $68,898)                                      179,733
                                                                   -----------

PREFERRED STOCK - 1.11%
   Alamosa Delaware 7.50%                                   285        153,487
   Cablevision Systems 11.75%                            14,500      1,522,499
  #Centaur Funding 144A 9.08%                               170        215,794
  +Host Marriott Preferred B 10.00%                       8,450        218,010
   Nexen 7.35%                                           26,450        673,153
   TNP Enterprises PIK 14.50%                               656        758,808
                                                                   -----------
TOTAL PREFERRED STOCK (cost $3,418,083)                              3,541,751
                                                                   -----------
WARRANTS - 0.00%
  +#American Tower Warrants 144A                             50          7,975
  +#Solutia Warrants 144A                                   147              1
                                                                   -----------
      TOTAL WARRANTS (cost $16,659)                                      7,976
                                                                   -----------
                                                      Principal
                                                       Amount*
REPURCHASE AGREEMENTS - 6.89%
   With BNP Paribas 0.92% 5/3/04
   (dated 4/30/04, to be repurchased
      at $11,391,840 collateralized by
      $835,500 U.S. Treasury Notes 7.25%
      due 5/15/04, market value $865,495,
      $5,688,300 U.S. Treasury Bills
      due 7/29/04, market value $5,675,562,
      $2,171,400 U.S. Treasury Bills
      due 9/16/04, market value $2,162,910,
      $842,800 U.S. Treasury Notes 7.50%
      due 2/15/05, market value $895,936,
      $1,763,000 U.S. Treasury Notes
      9.375% due 2/15/06,
      market value $2,020,124)               USD     11,390,600     11,390,600

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
   OF NET ASSETS (CONTINUED)


                                                      Principal      Market
                                                       Amount*    Value (U.S.$)

REPURCHASE AGREEMENTS (continued)
   With UBS Warburg 0.92% 5/3/04
  (dated 4/30/04, to be repurchased at
      $10,535,535 collateralized by
      $2,106,900 U.S. Treasury Notes 7.50%
      due 2/15/05, market value $2,239,839,
      $5,717,700 U.S. Treasury Notes 6.50%
      due 5/15/05, market value $6,170,539,
      $2,106,900 U.S. Treasury Notes
      5.625% due 5/15/08,
      market value $2,343,968)             USD       10,534,400   $ 10,534,400
                                                                  ------------

TOTAL REPURCHASE AGREEMENTS
   (cost $21,925,000)                                               21,925,000
                                                                  ------------
TOTAL MARKET VALUE OF SECURITIES - 102.98%
   (cost $329,178,320)                                             327,896,693
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (2.98%)                                           (9,495,221)
                                                                  ------------
NET ASSETS APPLICABLE TO 37,088,292 SHARES
   OUTSTANDING - 100.00%                                          $318,401,472
                                                                  ============
Net Asset Value - Delaware Diversified Income Fund
   Class A ($186,001,644 / 21,664,948 Shares)                            $8.59
                                                                         -----
Net Asset Value - Delaware Diversified Income Fund
   Class B ($37,286,778 / 4,344,282 Shares)                              $8.58
                                                                         -----
Net Asset Value - Delaware Diversified Income Fund
   Class C ($88,007,820 / 10,251,740 Shares)                             $8.58
                                                                         -----
Net Asset Value - Delaware Diversified Income Fund
   Class R ($2,159,750 / 251,580 Shares)                                 $8.58
                                                                         -----
Net Asset Value - Delaware Diversified Income Fund
   Institutional Class ($4,945,480 / 575,742 Shares)                     $8.59
                                                                         -----

COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
Shares of beneficial interest
   (unlimited authorization - no par)                             $319,674,862
Distributions in excess of net investment income**                     730,166
Accumulated net realized gain on investments                         1,249,754
Net unrealized depreciation of investments
   and foreign currencies                                           (3,253,310)
                                                                  ------------
Total net assets                                                  $318,401,472
                                                                  ============

AUD - Australian Dollar
EUR - European Monetary Unit
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

  *Principal amount is stated in the currency in which each bond is denominated. **Distributions in excess of net investment income includes net realized gains
   (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
***Fully or partially pledged as collateral for financial futures contracts.
   See Note 9 in "Notes to Financial Statements."
  oVariable Rate Notes-The interest rate shown is the rate at April 30, 2004. +Non-income producing security for the period ended April 30, 2004.
 ++Non-income producing security. Security currently in default.
  #Securities exempt from registration under Rule 144A of the Securities Act of
   1933. See Note 12 in "Notes to Financial Statements."
  ^Step coupon bond.
+++Zero coupon bond. The interest rate shown is the step-up rate. (checkmark)Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements."
(u)Pass Through Agreement-Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
AMT - Subject to Alternative Minimum Tax
CBO - Collateralized Bond Obligation
FGIC - Insured by the Federal Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GMAC - General Motors Acceptance Corporation
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
PIK - Payment-in-kind
REIT - Real Estate Investment Trust
SLMA - Student Loan Marketing Association
TBA - To be announced
VA - Veterans Administration

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE DIVERSIFIED INCOME FUND
Net asset value Class A (A)                                              $8.59
Sales charge (4.50% of offering price or 4.66% of
   amount invested per share) (B)                                         0.40
                                                                         -----
Offering price                                                           $8.99
                                                                         =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B)  See the current prospectus for purchase of $100,000 or more.

See accompanying notes

STATEMENT                                       DELAWARE DIVERSIFIED INCOME FUND
   OF ASSETS AND LIABILITIES                    April 30, 2004 (Unaudited)


ASSETS:
   Investments at market (cost $329,178,320)                     $327,896,693
   Receivable for securities sold                                  22,509,299
   Dividends and interest receivable                                5,471,270
   Cash and foreign currencies                                      2,598,881
   Subscriptions receivable                                         1,750,472
   Due from DMC                                                           166
   DSC receivable                                                          95
                                                                 ------------
   Total assets                                                   360,226,876
                                                                 ------------

LIABILITIES:
   Payable for securities purchased                                40,616,392
   Liquidations payable                                               346,236
   Distributions payable                                              330,465
   Accrued expenses                                                   328,581
   Mark to market on foreign currency contracts                       158,000
   Swap agreement mark to market payable                               25,864
   Futures variation margin payable                                    19,866
                                                                 ------------
   Total liabilities                                               41,825,404
                                                                 ------------

TOTAL NET ASSETS                                                 $318,401,472
                                                                 ============

See accompanying notes

STATEMENT                            DELAWARE DIVERSIFIED INCOME FUND
   OF OPERATIONS                     Six Months Ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
   Interest                                                                                   $ 5,723,997
   Dividends                                                                                      115,724    $ 5,839,721
                                                                                              -----------
EXPENSES:
   Management fees                                                                                616,916
   Distribution expenses-- Class A                                                                193,344
   Distribution expenses-- Class B                                                                113,456
   Distribution expenses-- Class C                                                                336,402
   Distribution expenses-- Class R                                                                  3,595
   Dividend disbursing and transfer agent fees and expenses                                       159,739
   Reports and statements to shareholders                                                          64,187
   Registration fees                                                                               61,188
   Accounting and administration expenses                                                          38,105
   Legal and professional fees                                                                     27,253
   Custodian fees                                                                                  21,000
   Trustees' fees                                                                                   3,400
   Other                                                                                            5,526      1,644,111
                                                                                              -----------
   Less expenses absorbed or waived                                                                             (108,083)
   Less waived distribution expenses - Class A                                                                   (32,223)
   Less expenses paid indirectly                                                                                  (2,078)
                                                                                                             -----------
   Total expenses                                                                                              1,501,727
                                                                                                             -----------
NET INVESTMENT INCOME                                                                                          4,337,994
                                                                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on:
      Investments                                                                                              2,158,066
      Futures contracts                                                                                          102,610
      Options written                                                                                              5,773
      Swap agreements                                                                                            (19,638)
      Foreign currencies                                                                                         667,480
                                                                                                             -----------
   Net realized gain                                                                                           2,914,291
   Net change in unrealized appreciation/depreciation of investments and foreign currencies                   (4,561,374)
                                                                                                             -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES                                        (1,647,083)
                                                                                                             -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $ 2,690,911
                                                                                                             -----------

See accompanying notes

STATEMENTS                                      DELAWARE DIVERSIFIED INCOME FUND
   OF CHANGES IN NET ASSETS

                                                                                                 Six Months Ended       Year Ended
                                                                                                     4/30/04             10/31/03
                                                                                                   (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                                          $   4,337,994       $   2,373,575
   Net realized gain on investments and foreign currencies 2,914,291                                  1,218,256
   Net change in unrealized appreciation/depreciation of investments and foreign currencies          (4,561,374)          1,251,592
                                                                                                  -------------       -------------
   Net increase in net assets resulting from operations                                               2,690,911           4,843,423
                                                                                                  -------------       -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class A                                                                                        (3,280,615)         (1,984,957)
      Class B                                                                                          (494,287)           (308,328)
      Class C                                                                                        (1,459,630)           (689,239)
      Class R                                                                                           (28,221)             (1,045)
      Institutional Class                                                                               (46,388)             (1,853)

   Net realized gain on investments:
      Class A                                                                                          (594,484)           (147,847)
      Class B                                                                                          (110,318)            (10,391)
      Class C                                                                                          (339,841)             (1,938)
      Class R                                                                                            (1,586)                 --
      Institutional Class                                                                                (3,511)                 --
                                                                                                  -------------       -------------
                                                                                                     (6,358,881)         (3,145,598)
                                                                                                  -------------       -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
   Class A                                                                                          110,870,889          93,302,883
   Class B                                                                                           10,420,100          16,744,926
   Class C                                                                                           40,173,213          49,827,471
   Class R                                                                                            2,239,706             325,776
   Institutional Class                                                                                4,627,875             564,673

   Net asset value of shares issued upon reinvestment of dividends and distributions:
   Class A                                                                                            2,992,243           1,730,660
   Class B                                                                                              418,545             226,735
   Class C                                                                                            1,313,282             468,761
   Class R                                                                                               27,935                 769
   Institutional Class                                                                                   28,016                 505
                                                                                                  -------------       -------------
                                                                                                    173,111,804         163,193,159
                                                                                                  -------------       -------------
   Net assets from merger(1):
   Class A                                                                                           10,842,165                  --
   Class B                                                                                           12,759,029                  --
   Class C                                                                                            3,141,772                  --
   Class R                                                                                                   --                  --
   Institutional Class                                                                                   13,153                  --
                                                                                                  -------------       -------------
                                                                                                     26,756,119                  --
                                                                                                  -------------       -------------
   Cost of shares repurchased:
   Class A                                                                                          (19,594,497)        (17,062,601)
   Class B                                                                                           (1,982,433)         (1,092,472)
   Class C                                                                                           (4,781,667)         (2,008,558)
   Class R                                                                                             (324,144)            (69,970)
   Institutional Class                                                                                 (174,248)                 --
                                                                                                  -------------       -------------
                                                                                                    (26,856,989)        (20,233,601)
                                                                                                  -------------       -------------
Increase in net assets derived from capital share transactions                                      173,010,934         142,959,558
                                                                                                  -------------       -------------
NET INCREASE IN NET ASSETS                                                                          169,342,964         144,657,383

NET ASSETS:
   Beginning of period                                                                              149,058,508           4,401,125
                                                                                                  -------------       -------------
   End of period (Distributions in excess of net investment loss $96,571 and
   undistributed net investment income $137,929, respectively.)                                   $ 318,401,472       $ 149,058,508
                                                                                                  =============       =============

See accompanying notes

(1) See Note 6 in "Notes to Financial Statements."

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Diversified Income Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             4/30/04(1)  10/31/03   10/31/02(4)*  10/31/01*    10/31/00*   10/31/99*
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.590      $8.960       $9.440      $8.600       $8.550      $9.110

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.181       0.374        0.444       0.541        0.528       0.560
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                           0.280       0.804       (0.001)      0.685        0.077      (0.130)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.461       1.178        0.443       1.226        0.605       0.430
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.221)     (1.274)      (0.477)     (0.361)      (0.555)     (0.650)
Net realized gain on investments                               (0.240)     (0.274)      (0.446)     (0.025)          --      (0.340)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.461)     (1.548)      (0.923)     (0.386)      (0.555)     (0.990)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.590      $8.590       $8.960      $9.440       $8.600      $8.550
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 3.17%      14.80%        5.39%      14.78%        7.59%       4.98%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $186,001     $83,100       $4,391      $8,672       $7,724      $3,377
Ratio of expenses to average net assets                         1.04%       1.00%        0.58%       0.55%        0.54%       0.57%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.19%       1.60%        1.11%       0.62%        0.61%       0.84%
Ratio of net investment income to average net assets            4.17%       4.51%        5.09%       6.05%        6.35%       6.56%
Ratio of net investment income to average net assets prior to
   expense limitation and expenses paid indirectly              4.02%       3.91%        4.56%       5.98%        6.28%       6.29%
Portfolio turnover                                               429%        620%         545%        252%         143%        216%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.044, an increase in net realized and unrealized gain (loss) per share of $0.044, and a decrease in the ratio of net investment income to average net assets of 0.51%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

* Effective October 28, 2002, Delaware Pooled Trust-The Delaware Diversified Core Fixed Income Portfolio ("Pooled Trust Portfolio") was merged into Delaware Adviser Funds-Delaware Diversified Income Fund. The financial highlights for the periods prior to October 28, 2002 reflect the operating history of the Pooled Trust Portfolio. Performance prior to October 28, 2002 does not reflect the impact of distribution and service (12b-1) fees and the higher management and transfer agency fees currently borne by holders of Class A shares.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Diversified Income Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Six Months           Year
                                                                                       Ended             Ended
                                                                                     4/30/04(1)         10/31/03
                                                                                     (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $8.590           $8.960

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                                                 0.149            0.313
Net realized and unrealized gain on investments and foreign currencies                   0.269            0.807
                                                                                        ------           ------
Total from investment operations                                                         0.418            1.120
                                                                                        ------           ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                                   (0.188)          (1.216)
Net realized gain on investments                                                        (0.240)          (0.274)
                                                                                        ------           ------
Total dividends and distributions                                                       (0.428)          (1.490)
                                                                                        ------           ------

NET ASSET VALUE, END OF PERIOD                                                          $8.580           $8.590
                                                                                        ======           ======

TOTAL RETURN(3)                                                                          2.67%           14.03%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                                $37,287          $16,147
Ratio of expenses to average net assets                                                  1.79%            1.75%
Ratio of expenses to average net assets prior to expense limitation
and expenses paid indirectly                                                             1.89%            2.30%
Ratio of net investment income to average net assets                                     3.42%            3.76%
Ratio of net investment income to average net assets prior to
   expense limitation and expenses paid indirectly                                       3.32%            3.21%
Portfolio turnover                                                                        429%             620%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

AS OF OCTOBER 31, 2002, THE DELAWARE DIVERSIFIED INCOME FUND CLASS B HAD ONE SHARE OUTSTANDING, REPRESENTING THE INITIAL SEED PURCHASE. SHAREHOLDER DATA FOR THIS CLASS IS NOT DISCLOSED BECAUSE MANAGEMENT DOES NOT BELIEVE IT TO BE MEANINGFUL.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Delaware Diversified Income Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Six Months                    10/28/02(1)
                                                                                      Ended           Year Ended      to
                                                                                    4/30/04(2)         10/31/03    10/31/02
                                                                                    (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $8.590          $8.960       $8.860

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                                                 0.149           0.315        0.005
Net realized and unrealized gain on investments
   and foreign currencies                                                                0.269           0.798        0.095
                                                                                        ------          ------       ------
Total from investment operations                                                         0.418           1.113        0.100
                                                                                        ------          ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                                   (0.188)         (1.209)          --
Net realized gain on investments                                                        (0.240)         (0.274)          --
                                                                                        ------          ------       ------
Total dividends and distributions                                                       (0.428)         (1.483)          --
                                                                                        ------          ------       ------

NET ASSET VALUE, END OF PERIOD                                                          $8.580          $8.590       $8.960
                                                                                        ======          ======       ======

TOTAL RETURN(4)                                                                          2.79%          13.95%        1.13%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                                $88,008         $48,989          $10
Ratio of expenses to average net assets                                                  1.79%           1.75%        1.75%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                               1.89%           2.30%          (5)
Ratio of net investment income to average net assets                                     3.42%           3.76%        4.01%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly                                    3.32%           3.21%          (5)
Portfolio turnover                                                                        429%            620%         545%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect. Because Class C shares commenced operations only four days prior to the Fund's fiscal year end 2002, the total return noted in the table above is not necessarily representative of the performance of the Class C shares over a longer period of time.

(5) The ratios of expenses and net investment income to average net assets prior to expense limitation and expenses paid indirectly have been omitted as management believes that such ratios for this relatively short period of time are not meaningful.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Delaware Diversified Income Fund Class R
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Six Months            6/2/03(1)
                                                                                         Ended                 to
                                                                                      4/30/04(2)            10/31/03
                                                                                      (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $8.590               $8.620

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                                                  0.166                0.142
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                                                     0.270               (0.036)
                                                                                         ------               ------
Total from investment operations                                                          0.436                0.106
                                                                                         ------               ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                                    (0.206)              (0.136)
Net realized gain on investments                                                         (0.240)                  --
                                                                                         ------               ------
Total dividends and distributions                                                        (0.446)              (0.136)
                                                                                         ------               ------

NET ASSET VALUE, END OF PERIOD                                                           $8.580               $8.590
                                                                                         ======               ======

TOTAL RETURN(4)                                                                           3.00%                1.24%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                                  $2,160                 $256
Ratio of expenses to average net assets                                                   1.39%                1.35%
Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly                                                           1.49%                1.98%
Ratio of net investment loss to average net assets                                        3.82%                4.20%
Ratio of net investment loss to average net assets prior to
   expense limitation and expenses paid indirectly                                        3.72%                3.57%
Portfolio turnover                                                                         429%                 620%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Diversified Income Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Six Months           Year
                                                                                       Ended             Ended
                                                                                     4/30/04(1)         10/31/03
                                                                                     (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                                                    $8.600           $8.960

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                                                 0.192            0.395
Net realized and unrealized gain on investments and foreign currencies                   0.269            0.806
                                                                                        ------           ------
Total from investment operations                                                         0.461            1.201
                                                                                        ------           ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                                   (0.231)          (1.287)
Net realized gain on investments                                                        (0.240)          (0.274)
                                                                                        ------           ------
Total dividends and distributions                                                       (0.471)          (1.561)
                                                                                        ------           ------

NET ASSET VALUE, END OF PERIOD                                                          $8.590           $8.600
                                                                                        ======           ======

TOTAL RETURN(3)                                                                          3.17%           15.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                                 $4,945             $567
Ratio of expenses to average net assets                                                  0.79%            0.75%
Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly                                                          0.89%            1.30%
Ratio of net investment income to average net assets                                     4.42%            4.76%
Ratio of net investment income to average net assets prior to expense
   limitation and expenses paid indirectly                                               4.32%            4.21%
Portfolio turnover                                                                        429%             620%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

As of October 31, 2002, the Delaware Diversified Income Fund Institutional Class had one share outstanding, representing the initial seed purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

See accompanying notes

NOTES                                           DELAWARE DIVERSIFIED INCOME FUND
   TO FINANCIAL STATEMENTS                      April 30, 2004 (Unaudited)


Delaware Group Adviser Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to the Delaware Diversified Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended. The Fund offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

The financial statements and financial highlights presented for periods prior to October 28, 2002 reflect the operating results of the Delaware Pooled Trust - Diversified Core Fixed Income Portfolio ("The Core Portfolio"), which was merged into the Fund effective October 28, 2002.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. U.S. government and agency securities are valued at the mean between the bid and asked prices. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are mark-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. At April 30, 2004, there were seven fair valued securities which represented 0.77% of the Fund's net assets.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income
(loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. These transactions were done subject to best execution. The amount of these expenses was approximately $2,078 for the six months ended April 30, 2004. The expense paid under the above arrangement is included in the expense caption on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

NOTES                                           DELAWARE DIVERSIFIED INCOME FUND
   TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion. DMC has entered into a sub-advisory agreement with Delaware International Advisers Ltd. (DIAL), an affiliate of DMC, related to the foreign securities portion of the Fund. For the services provided, DMC pays DIAL sub-advisory fees equal to that portion of the management fee paid to DMC that is attributable to the foreign assets in the Fund's investment portfolio. The Fund does not pay any fees directly to DIAL.

DMC has contracted to waive that portion, if any, of its management fee and reimbursed the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses do not exceed 0.75% of average daily net assets of the Fund through December 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to waive distribution and service fees through December 31, 2004 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At April 30, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                            $140,626
  Dividend disbursing, transfer agent,
     accounting and administration fees and
     other expenses payable to DSC                                      39,205
 *Other expenses payable to DMC and affiliates                          16,676

*Delaware Management Company (DMC), a Series of Delaware Management Business
 Trust and an affiliated of DIAL, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses included such items as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including in house legal services provided to the Fund by DMC employees.

For the six months end April 30, 2004, the Fund had costs of $5,016. For the six months ended April 30, 2004, DDLP earned $99,427 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC, DDLP and DIAL are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended April 30, 2004, the Fund made purchases of $548,452,772 and sales of $412,081,581 of investment securities other than U.S. government securities and short-term investments. The purchases and sales for long-term U.S. government securities were $101,699,820 and $97,491,562, respectively.

At April 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2004, the cost of investments was $329,818,071. At April 30, 2004, the net unrealized depreciation was $1,921,378 of which $3,602,107 related to unrealized appreciation of investments and $5,523,485 related to unrealized depreciation of investments.

4. DIVIDENDS AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principals. The tax character of dividends and distributions paid during the six months ended April 30, 2004 and the year ended October 31, 2003 was as follows:

                                       Six Months            Year
                                         Ended               Ended
                                        4/30/04*            10/31/03

Ordinary income                       $6,160,817           $3,061,960
Long-term capital gain                   198,064               83,638
                                      ----------           ----------
Total                                 $6,358,881           $3,145,598
                                      ----------           ----------

*Tax information for the six months ended April 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2004, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                $ 319,674,862
  Undistributed ordinary income                                    2,286,595
  Undistributed net realized capital gains on investments            400,631
  Unrealized appreciation/depreciation of investments             (3,960,616)
                                                               -------------
  Net Assets                                                   $ 318,401,472
                                                               -------------

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,066,079 expires in 2007, $4,750,913 in 2008 and $2,131,045 expires in 2009.

NOTES                                           DELAWARE DIVERSIFIED INCOME FUND
   TO FINANCIAL STATEMENTS (CONTINUED)


5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                           Six Months Ended        Year Ended
                                                4/30/04             10/31/03

 Shares sold:
   Class A                                    12,658,499           10,990,096
   Class B                                     1,192,653            1,982,257
   Class C                                     4,588,556            5,883,523
   Class R                                       255,541               37,817
   Institutional Class                           525,046               65,860

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                       342,345              207,734
   Class B                                        47,935               26,946
   Class C                                       150,304               55,075
   Class R                                         3,190                   89
   Institutional Class                             3,223                   59
                                              ----------           ----------
                                              19,767,292           19,249,456
                                              ----------           ----------

Shares issued from merger(1):
   Class A                                     1,233,466                   --
   Class B                                     1,451,539                   --
   Class C                                       357,426                   --
   Institutional Class                             1,496                   --
                                              ----------           ----------
                                               3,043,927                   --
                                              ----------           ----------

Shares repurchased:
   Class A                                    (2,242,183)          (2,015,331)
   Class B                                      (227,452)            (129,597)
   Class C                                      (547,022)            (237,244)
   Class R                                       (36,917)              (8,140)
   Institutional Class                           (19,943)                  --
                                              ----------           ----------
                                              (3,073,517)          (2,390,312)
                                              ----------           ----------
Net increase                                  19,737,702           16,859,144
                                              ==========           ==========

(1) See Note 6 in "Notes to the Financial Statements."

6. FUND MERGER
Effective March 29, 2004, the Fund acquired all of the assets and assumed all of the liabilities of the Delaware Strategic Income Fund, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Strategic Income Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated realized losses of Delaware Strategic Income as of the close of business on March 26, 2004 were as follows:

                                                                Accumulated
                                         Net Unrealized        Net Realized
                          Net Assets       Appreciation                Loss
                          ----------     --------------        ------------
Delaware Strategic
   Income Fund           $26,756,118         $1,963,741        $(10,107,706)

The net assets of the Fund prior to the reorganization were $273,238,438.

7. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of April 30, 2004, or at any time during the period.

8. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The following forward foreign currency exchange contracts were outstanding at April 30, 2004:

                                                                            Unrealized
Contracts          In Exchange     Value of Contract     Settlement        Appreciation
To Receive            For             at 4/30/04            Date          (Depreciation)
----------         -----------     ----------------      ----------       --------------
                   Australian
U.S. Dollar          Dollar
$2,500,299         3,529,750          $2,494,444          10/29/04             $(5,855)

                    European
U.S Dollar        Monetary Unit
497,453              415,583             498,135           5/5/04                  682

                    European
U.S. Dollar       Monetary Unit
11,855,500        10,000,000          11,942,478          10/22/04              86,978

                   European
U.S. Dollar       Monetary Unit
5,894,750          5,000,000           5,970,946          10/25/04              76,196
                                                                              --------
                                                                              $158,001
                                                                              --------

                                       20

NOTES                                           DELAWARE DIVERSIFIED INCOME FUND
   TO FINANCIAL STATEMENTS (CONTINUED)


9. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at April 30, 2004 were as follows:

   Contracts                   Notional                            Unrealized
   To Buy (Sell)                (Cost)     Expiration Date         Gain (Loss)
------------------            ----------   ---------------         -----------
(6)U.S. Treasury
  5 Year Notes                $(659,483)          6/04                 $(142)

(57)U.S. Treasury
  10 Year Notes              (6,358,721)          6/04                60,221
                                                                     -------
                                                                     $60,079
                                                                     =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized gain (loss) is reflected in the Fund's net assets.

10. OPTIONS WRITTEN
During the six months ended April 30, 2004, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in price of the security underlying the written option.

Transactions in options written during the six months ended April 30, 2004 for the Fund were as follows:

                                                  Number of
                                                  Contracts          Premiums
                                                  ---------          --------
Options outstanding at October 31, 2003              --              $      --
Options written                                     614                264,552
Options terminated in closing
purchase transaction                               (614)              (264,552)
                                                   ----              ---------
Options outstanding at April 30, 2004                --              $      --
                                                   ====              =========

Writing options involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

11. SWAP AGREEMENTS
During the six months ended April 30, 2004, The Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At April 30, 2004, the Fund had the following total return swap agreements outstanding:

                    Expiration                                    Unrealized
Notional Amount        Date         Description                      Loss
---------------     ----------      -----------                   ----------
$5,990,000           6/30/04      Agreement with Goldman          $(25,864)
                                  Sachs to receive the
                                  notional amount multiplied
                                  by the return on the Lehman
                                  Brothers Commercial MBS
                                  Index AAA and to pay the
                                  notional amount multiplied
                                  by the 1 month BBA LIBOR
                                  adjusted by a spread of
                                  minus 0.50%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

12. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

NOTES                                           DELAWARE DIVERSIFIED INCOME FUND
   TO FINANCIAL STATEMENTS (CONTINUED)


12. CREDIT AND MARKET RISKS (CONTINUED)
The Fund may invest up to 60% of net assets in high-yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

13. INDUSTRY ALLOCATION
As of April 30, 2004, the foreign bond holdings of the Fund, classified by type of business, was as follows:

Industry                                     Percentage of net assets
Asset Backed Securities                                         0.35%
Banking, Finance & Insurance                                    1.48%
Cable, Media & Publishing                                       0.42%
Chemicals                                                       0.32%
Computers & Technology                                          0.33%
Energy                                                          1.40%
Foreign Government                                             24.47%
Leisure, Lodging & Entertainment                                0.40%
Paper & Forest Products                                         0.45%
Telecommunications                                              0.91%
Transportation                                                  0.49%
                                                               ------
Total                                                          31.02%
                                                               ======

14. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Income Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                              Affiliated Officers                           Contact Information

JUDE T. DRISCOLL                               JOSEPH H. HASTINGS                            INVESTMENT MANAGER
Chairman                                       Executive Vice President and                  Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                       Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                              INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                             Delaware International Advisers Ltd.
Board Chairman                                 RICHELLE S. MAESTRO                           London, England
Citadel Construction Corporation               Executive Vice President,
King of Prussia, PA                            Chief Legal Officer and Secretary             NATIONAL DISTRIBUTOR
                                               Delaware Investments Family of Funds          Delaware Distributors, L.P.
JOHN H. DURHAM                                 Philadelphia, PA                              Philadelphia, PA
Private Investor
Gwynedd Valley, PA                             MICHAEL P. BISHOF                             SHAREHOLDER SERVICING, DIVIDEND
                                               Senior Vice President and Treasurer           DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                    Delaware Investments Family of Funds          Delaware Service Company, Inc.
President                                      Philadelphia, PA                              2005 Market Street
Franklin & Marshall College                                                                  Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                             FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                             800 523-1918
Managing Director
Anthony Knerr & Associates                                                                   FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                 INSTITUTIONS REPRESENTATIVES ONLY
                                                                                             800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                        WEB SITE
National Gallery of Art                                                                      www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

                                               --------------------------------------------------------------------------------
                                               A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at
                                               http://www.delawareinvestments.com; and (iii) on the Commission's website at
                                               http://www.sec.gov.; and beginning no later than August 31, 2004, information
                                               (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
                                               (i) through the Fund's website at http://www.delawareinvestments.com; and (ii)
                                               on the Commission's website at http://www.sec.gov.
                                               --------------------------------------------------------------------------------



(8740)                                                                                                          Printed in the USA
SA-189 [4/04] IVES 5/04                                                                                                      J9686

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

GROWTH-EQUITY








SEMIANNUAL REPORT APRIL 30, 2004
--------------------------------------------------------------------------------
                  DELAWARE U.S. GROWTH FUND














{LOGO} POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

-----------------------------------------------------------------
FINANCIAL STATEMENTS:

     Statement of Net Assets                                    1

     Statement of Assets and Liabilities                        3

     Statement of Operations                                    4

     Statements of Changes in Net Assets                        5

     Financial Highlights                                       6

     Notes to Financial Statements                             11
-----------------------------------------------------------------









    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

STATEMENT                                             DELAWARE U.S. GROWTH FUND
   OF NET ASSETS                                      April 30, 2004 (Unaudited)


                                                     Number of        Market
                                                      Shares          Value
COMMON STOCK - 98.18%
Banks - 2.96%
   Fannie Mae                                         45,600      $  3,133,632
                                                                  ------------
                                                                     3,133,632
                                                                  ------------
Capital Goods - 3.88%
   General Electric                                  101,400         3,036,930
   Northrop Grumman                                   10,800         1,071,900
                                                                  ------------
                                                                     4,108,830
                                                                  ------------
Consumer Durables & Apparel - 2.77%
   *Coach                                             68,800         2,930,880
                                                                  ------------
                                                                     2,930,880
                                                                  ------------
Diversified Financials - 16.81%
  *AmeriTrade Holding                                223,300         2,733,192
   Capital One Financial                              47,800         3,132,334
   Citigroup                                          67,600         3,250,884
   JP Morgan Chase                                    86,300         3,244,880
   Merrill Lynch                                      57,900         3,139,917
   Moody's Investors Services                         35,400         2,283,654
                                                                  ------------
                                                                    17,784,861
                                                                  ------------
Food, Beverage & Tobacco - 2.85%
   PepsiCo                                            55,400         3,018,746
                                                                  ------------
                                                                     3,018,746
                                                                  ------------
Healthcare Equipment & Services - 12.46%
  *Anthem                                             37,900         3,357,182
  *Caremark RX                                        96,300         3,259,755
   Guidant                                            51,100         3,219,811
   Medtronic                                          66,300         3,345,498
                                                                  ------------
                                                                    13,182,246
                                                                  ------------
Hotels, Restaurants & Leisure - 5.25%
   Marriott International Class A                     53,800         2,537,208
   McDonald's                                        111,000         3,022,530
                                                                  ------------
                                                                     5,559,738
                                                                  ------------
Materials - 2.02%
   duPont (E.I.) deNemours                            49,800         2,138,910
                                                                  ------------
                                                                     2,138,910
                                                                  ------------
Media - 9.16%
   Comcast Special Class A                           114,900         3,330,951
  *Cox Communications Class A                       101,800         3,327,842
   Omnicom Group                                      38,100         3,029,331
                                                                  ------------
                                                                     9,688,124
                                                                  ------------
Pharmaceuticals & Biotechnology - 12.32%
  *Amgen                                              56,000         3,151,120
  *Biogen Idec                                        56,200         3,315,800
  *Chiron                                             69,900         3,243,360
   GlaxoSmithKline ADR                                79,100         3,322,200
                                                                  ------------
                                                                    13,032,480
                                                                  ------------
Retail - 10.39%
  *Bed Bath & Beyond                                  58,500         2,171,520
   Best Buy                                           55,300         3,000,025
   Gap                                               133,000         2,927,330
  *Staples                                           112,200         2,890,272
                                                                  ------------
                                                                    10,989,147
                                                                  ------------

                                                     Number of        Market
                                                      Shares          Value
COMMON STOCK - (continued)
Semiconductors & Semiconductor Equipment - 8.73%
  *Applied Materials                                 166,600      $  3,037,118
   Intel                                             121,000         3,113,330
  *National Semiconductor                             75,600         3,083,724
                                                                  ------------
                                                                     9,234,172
                                                                  ------------
Software & Services - 2.94%
   SAP ADR                                            83,500         3,112,880
                                                                  ------------
                                                                     3,112,880
                                                                  ------------
Technology Hardware & Equipment - 2.82%
  *Cisco Systems                                     142,900         2,982,323
                                                                  ------------
                                                                     2,982,323
                                                                  ------------
Transportation - 2.82%
   United Parcel Service Class B                      42,500         2,981,375
                                                                  ------------
                                                                     2,981,375
                                                                  ------------
TOTAL COMMON STOCK (cost $102,689,216)                             103,878,344
                                                                  ------------
                                                   Principal
                                                     Amount
REPURCHASE AGREEMENTS - 4.54%
   With BNP Paribas 0.92% 5/3/04
      (dated 4/30/04, to be repurchased
      at $2,497,191 collateralized by
      $183,000 U.S. Treasury Notes 7.25%
      due 5/15/04, market value $189,718,
      $1,220,000 U.S. Treasury Bills
      due 7/29/04, market value
      $1,244,094, $476,000 U.S. Treasury
      Bills due 9/16/04, market value
      $474,114, $185,000 U.S. Treasury
      Notes 7.50% due 2/15/05, market
      value $196,391, $386,000 U.S. Treasury
      Notes 9.375% due 2/15/06, market
      value $442,815)                             $2,497,000         2,497,000
   With UBS Warburg 0.92% 5/3/04
      (dated 4/30/04, to be repurchased
      at $2,309,177 collateralized by
      $462,000 U.S. Treasury Notes
      7.50% due 2/15/05, market value
      $490,977, $1,253,000 U.S. Treasury
      Notes 6.50% due 5/15/05, market
      value $1,352,593, $462,000 U.S. Treasury
      Notes 5.625% due 5/15/08, market
      value $513,802)                              2,309,000         2,309,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $4,806,000)                                                 4,806,000
                                                                  ------------

TOTAL MARKET VALUE OF SECURITIES - 102.72%
   (cost $107,495,216)                                             108,684,344
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (2.72%)                                           (2,875,328)
                                                                  ------------
NET ASSETS APPLICABLE TO 10,046,995 SHARES
   OUTSTANDING - 100.00%                                          $105,809,016
                                                                  ------------
                                       1

STATEMENT                                              DELAWARE U.S. GROWTH FUND
   OF NET ASSETS (CONTINUED)


                                                                        Market
                                                                        Value
Net Asset Value - Delaware U.S. Growth Fund
   Class A ($55,546,665 / 5,115,987 Shares)                             $10.86
                                                                        ------
Net Asset Value - Delaware U.S. Growth Fund
   Class B ($35,949,630 / 3,617,947 Shares)                              $9.94
                                                                        ------
Net Asset Value - Delaware U.S. Growth Fund
   Class C ($10,477,370 / 972,956 Shares)                               $10.77
                                                                        ------
Net Asset Value - Delaware U.S. Growth Fund
   Class R ($218,714 / 20,183 Shares)                                   $10.84
                                                                        ------
Net Asset Value - Delaware U.S. Growth Fund
   Institutional Class ($3,616,637 / 319,922 Shares)                    $11.30
                                                                        ------

COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
Shares of beneficial interest
   (unlimited authorization - no par)                             $179,936,401
Accumulated net investment loss                                       (483,414)
Accumulated net realized loss on investments                       (74,833,099)
Net unrealized appreciation of investments                           1,189,128
                                                                  ------------
Total net assets                                                  $105,809,016
                                                                  ============

*Non-income producing security for the period ended April 30, 2004.


SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE U.S. GROWTH FUND
Net asset value Class A (A)                                             $10.86
Sales charge (5.75% of offering price, or 6.08% of
   amount invested per share) (B)                                         0.66
                                                                        ------
Offering price                                                          $11.52
                                                                        ======


(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                                             DELAWARE U.S. GROWTH FUND
   OF ASSETS AND LIABILITIES                          April 30, 2004 (Unaudited)




ASSETS:
   Investments at market (cost $107,495,216)                      $108,684,344
   Subscriptions receivable                                             41,369
   Receivables for securities sold                                   9,553,921
   Dividends receivable                                                 91,144
   Interest receivable                                                     123
   Due from DMC                                                         17,189
                                                                  ------------
   Total assets                                                    118,388,090
                                                                  ------------

LIABILITIES:
   Payables for securities purchased                                11,552,080
   Cash overdraft                                                      127,956
   Liquidations payable                                                536,939
   Other accrued expenses                                              362,099
                                                                  ------------
   Total liabilities                                                12,579,074
                                                                  ------------

TOTAL NET ASSETS                                                  $105,809,016
                                                                  ============

See accompanying notes

STATEMENT                            DELAWARE U.S. GROWTH FUND
   OF OPERATIONS                     Six Months Ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
  Dividends                                                              $493,061
  Interest                                                                 19,226      $  512,287
                                                                         --------      ----------

EXPENSES:
  Management fees                                                         382,962
  Dividend disbursing and transfer agent fees and expenses                855,752
  Distribution expenses -- Class A                                        107,473
  Distribution expenses -- Class B                                        197,297
  Distribution expenses -- Class C                                         55,684
  Distribution expenses -- Class R                                            664
  Reports and statements to shareholders                                   83,415
  Registration fees                                                        62,505
  Accounting and administration expenses                                   25,240
  Legal and professional fees                                              18,928
  Custodian fees                                                            3,970
  Trustees' fees                                                            2,881
  Other                                                                     5,763       1,802,534
                                                                         --------
  Less expenses absorbed or waived                                                       (790,253)
  Less waiver of distribution expenses -- Class A                                         (15,353)
  Less expenses paid indirectly                                                            (1,227)
                                                                                       ----------
  Total expenses                                                                          995,701
                                                                                       ----------
NET INVESTMENT LOSS                                                                      (483,414)
                                                                                       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                                      9,834,502
  Net change in unrealized appreciation/depreciation of investments                    (8,804,349)
                                                                                       ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                         1,030,153
                                                                                       ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $  546,739
                                                                                       ==========

See accompanying notes

STATEMENTS                                             DELAWARE U.S. GROWTH FUND
  OF CHANGES IN NET ASSETS

                                                                                                      Six Months
                                                                                                        Ended           Year Ended
                                                                                                       4/30/04           10/31/03
                                                                                                     (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                                                $   (483,414)     $   (797,424)
  Net realized gain (loss) on investments                                                               9,834,502       (17,437,612)
  Net change in unrealized appreciation/depreciation of investments                                    (8,804,349)       39,101,619
                                                                                                     ------------      ------------
  Net increase in net assets resulting from operations                                                    546,739        20,866,583
                                                                                                     ------------      ------------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                             6,269,759        13,773,569
    Class B                                                                                             1,843,982         3,801,386
    Class C                                                                                             1,467,979         2,298,271
    Class R                                                                                                52,119           186,483
    Institutional Class                                                                                   906,651         8,141,743
                                                                                                     ------------      ------------
                                                                                                       10,540,490        28,201,452
                                                                                                     ------------      ------------
  Cost of shares repurchased:
    Class A                                                                                           (12,024,618)      (13,524,550)
    Class B                                                                                            (5,584,686)      (10,107,420)
    Class C                                                                                            (1,655,937)       (3,964,946)
    Class R                                                                                               (22,268)           (4,757)
    Institutional Class                                                                               (24,831,293)      (16,075,703)
                                                                                                     ------------      ------------
                                                                                                      (44,118,802)      (43,677,376)
                                                                                                     ------------      ------------
Decrease in net assets derived from capital share transactions                                        (33,578,312)      (15,475,924)
                                                                                                     ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                                 (33,031,573)        5,390,659

NET ASSETS:
  Beginning of period                                                                                 138,840,589       133,449,930
                                                                                                     ------------      ------------
  End of period (inclunding accumulated net investment loss of $483,414 and $--, respectively)       $105,809,016      $138,840,589
                                                                                                     ============      ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding
throughout each period were as follows:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware U.S. Growth Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             4/30/04(1)  10/31/03     10/31/02    10/31/01     10/31/00    10/31/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.840     $ 9.260      $11.800     $19.390      $15.310     $11.490

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.030)     (0.039)      (0.058)     (0.045)      (0.171)     (0.161)
Net realized and unrealized gain (loss) on investments          0.050       1.619       (2.482)     (7.314)       4.843       3.981
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.020       1.580       (2.540)     (7.359)       4.672       3.820
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (0.231)      (0.592)         --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --      (0.231)      (0.592)         --
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.860     $10.840      $ 9.260     $11.800      $19.390     $15.310
                                                              =======     =======      =======     =======      =======     =======
TOTAL RETURN(3)                                                 0.18%      17.06%      (21.53%)    (38.36%)      30.84%      33.33%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $55,547     $60,934      $51,887     $66,897     $102,791     $37,771
Ratio of expenses to average net assets                         1.40%       1.40%        1.40%       1.46%        1.60%       1.86%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               2.79%       2.28%        1.88%       1.70%        1.60%       1.86%
Ratio of net investment loss to average net assets             (0.53%)     (0.40%)      (0.51%)     (0.30%)      (0.87%)     (1.12%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (1.92%)     (1.28%)      (0.99%)     (0.54%)      (0.87%)     (1.12%)
Portfolio turnover                                               192%         77%         103%         70%         111%        132%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.


(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware U.S. Growth Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             4/30/04(1)  10/31/03     10/31/02    10/31/01     10/31/00    10/31/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $9.950      $8.560      $10.990     $18.200      $14.500     $10.960

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.064)     (0.100)      (0.131)     (0.138)      (0.297)     (0.253)
Net realized and unrealized gain (loss) on investments          0.054       1.490       (2.299)     (6.841)       4.589       3.793
                                                               ------      ------      -------     -------      -------     -------
Total from investment operations                               (0.010)      1.390       (2.430)     (6.979)       4.292       3.540
                                                               ------      ------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (0.231)      (0.592)         --
                                                               ------      ------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --      (0.231)      (0.592)         --
                                                               ------      ------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                 $9.940      $9.950      $ 8.560     $10.990      $18.200     $14.500
                                                               ======      ======      =======     =======      =======     =======

TOTAL RETURN(3)                                                (0.10%)     16.24%      (22.11%)    (38.79%)      29.91%      32.39%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $35,949     $39,613      $40,196     $62,658      $92,827     $25,938
Ratio of expenses to average net assets                         2.10%       2.10%        2.10%       2.16%        2.30%       2.56%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               3.44%       2.94%        2.58%       2.40%        2.30%       2.56%
Ratio of net investment loss to average net assets             (1.23%)     (1.10%)      (1.21%)     (1.00%)      (1.57%)     (1.82%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (2.57%)     (1.94%)      (1.69%)     (1.24%)      (1.57%)     (1.82%)
Portfolio turnover                                               192%         77%         103%         70%         111%        132%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware U.S. Growth Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             4/30/04(1)  10/31/03     10/31/02    10/31/01     10/31/00    10/31/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.790     $ 9.280      $11.910     $19.700      $15.650     $11.830

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.069)     (0.108)      (0.139)     (0.148)      (0.311)     (0.264)
Net realized and unrealized gain (loss) on investments          0.049       1.618       (2.491)     (7.411)       4.953       4.084
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                               (0.020)      1.510       (2.630)     (7.559)       4.642       3.820
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (0.231)      (0.592)         --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --      (0.231)      (0.592)         --
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.770     $10.790      $ 9.280     $11.910      $19.700     $15.650
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                (0.19%)     16.27%      (22.08%)    (38.78%)      29.95%      32.38%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $10,477     $10,684      $10,792     $14,959      $19,412      $6,682
Ratio of expenses to average net assets                         2.10%       2.10%        2.10%       2.16%        2.30%       2.56%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly            3.44%       2.94%        2.58%       2.40%        2.30%       2.56%
Ratio of net investment loss to average net assets             (1.23%)     (1.10%)      (1.21%)     (1.00%)      (1.57%)     (1.82%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (2.57%)     (1.94%)      (1.69%)     (1.24%)      (1.57%)     (1.82%)
Portfolio turnover                                               192%         77%         103%         70%         111%        132%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
-----------------------------------------------------------------------------------------------------------
                                                                         Delaware U.S. Growth Fund Class R
-----------------------------------------------------------------------------------------------------------
                                                                            Six Months         6/2/03(1)
                                                                               Ended              to
                                                                             4/30/04(2)        10/31/03
                                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                          $10.830           $10.120

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                                                         (0.047)           (0.033)
Net realized and unrealized gain on investments                                 0.057             0.743
                                                                              -------           -------
Total from investment operations                                                0.010             0.710
                                                                              -------           -------

NET ASSET VALUE, END OF PERIOD                                                $10.840           $10.830
                                                                              =======           =======

TOTAL RETURN(4)                                                                 0.09%             7.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                          $219              $189
Ratio of expenses to average net assets                                         1.70%             1.70%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                                  3.04%             2.71%
Ratio of net investment loss to average net assets                             (0.83%)           (0.76%)
Ratio of net investment loss to average net assets prior to expense
  limitation and expenses paid indirectly                                      (2.17%)           (1.77%)
Portfolio turnover                                                               192%               77%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware U.S. Growth Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             4/30/04(1)  10/31/03     10/31/02    10/31/01     10/31/00    10/31/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.270     $ 9.600      $12.190     $19.970      $15.710     $11.750

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.013)     (0.010)      (0.024)         --       (0.111)     (0.118)
Net realized and unrealized gain (loss) on investments          0.043       1.680       (2.566)     (7.549)       4.963       4.078
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.030       1.670       (2.590)     (7.549)       4.852       3.960
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (0.231)      (0.592)         --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --      (0.231)      (0.592)         --
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.300     $11.270       $9.600     $12.190      $19.970     $15.710
                                                              =======     =======       ======     =======      =======     =======

TOTAL RETURN(3)                                                 0.35%      17.40%      (21.25%)    (38.20%)      31.21%      33.79%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,617     $27,420      $30,575     $42,302      $71,726     $52,769
Ratio of expenses to average net assets                         1.10%       1.10%        1.10%       1.16%        1.30%       1.56%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly            2.44%       1.94%        1.58%       1.40%        1.30%       1.56%
Ratio of net investment loss to average net assets             (0.23%)     (0.10%)      (0.21%)      0.00%       (0.57%)     (0.82%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (1.57%)     (0.94%)      (0.69%)     (0.24%)      (0.57%)     (0.82%)
Portfolio turnover                                               192%         77%         103%         70%         111%        132%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                                 DELAWARE U.S. GROWTH FUND
  TO FINANCIAL STATEMENTS                             April 30, 2004 (Unaudited)

Delaware Group Adviser Funds (The "Trust") is organized as a Delaware statutory trust and offers two series, Delaware U.S. Growth Fund and Delaware Diversified Income Fund. These financial statements pertain to Delaware U.S. Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek maximum capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the NASDAQ Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $1,185 for the six months ended April 30, 2004. In addition, the Fund receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credit for the six months ended April 30, 2004 were approximately $42. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at a rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimbursed the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.10% of average daily net assets of the Fund through December 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

NOTES                                                  DELAWARE U.S. GROWTH FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.35% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through December 31, 2004 in order to prevent distribution and service fees of Class A shares from exceeding 0.30% of average daily net assets. No distribution expenses are paid by the Institutional Class shares.

At April 30, 2004, the Fund had receivables from or liabilities payable to affiliates as follows:

  Receivable from DMC under expense limitation agreement         $17,189
  Dividend disbursing, transfer agent fees, accounting
    and administration and other expenses payable to DSC        (120,503)
  Other expenses payable to DMC and affiliates                   (18,170)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees, and trustee fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in house legal services provided to the Fund by DMC employees. For the six months ended April 30, 2004, Delaware U.S. Growth Fund had costs of $6,347.

For the period ended April 30, 2004, DDLP earned $8,903 for commissions on sales of the Fund Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended April 30, 2004, the Fund made purchases of $109,811,427 and sales of $141,702,509 of investment securities other than short-term investments.

At April 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2004, the cost of investments was $109,319,003. At April 30, 2004, the net unrealized depreciation was $634,659 of which $2,581,703 related to unrealized appreciation of investments and $3,216,362 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted U.S. accounting principles. There were no dividends and distributions paid during the six months ended April 30, 2004 and the year ended October 31, 2003.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2004, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                        $179,936,401
  Accumulated ordinary loss                                (483,414)
  Undistributed long-term capital gains                   9,834,502
  Capital loss carryforwards                            (82,843,814)
  Unrealized depreciation of investments                   (634,659)
                                                       ------------
  Net Assets                                           $105,809,016
                                                       ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $35,994,763 in 2009, $28,063,955 in 2010 and $18,785,096 in 2011.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                       Six Months        Year
                                                         Ended           Ended
                                                        4/30/04        10/31/03
Shares sold:
  Class A                                                553,399      1,409,107
  Class B                                                176,592        423,495
  Class C                                                129,810        236,342
  Class R                                                  4,694         17,902
  Institutional Class                                     77,328        806,458
                                                      ----------     ----------
                                                         941,823      2,893,304
                                                      ----------     ----------

Shares repurchased:
  Class A                                             (1,060,744)    (1,390,623)
  Class B                                               (539,179)    (1,137,768)
  Class C                                               (147,508)      (408,808)
  Class R                                                 (1,969)          (444)
  Institutional Class                                 (2,191,342)    (1,558,745)
                                                      ----------     ----------
                                                      (3,940,742)    (4,496,388)
                                                      ----------     ----------
Net decrease                                          (2,998,919)    (1,603,084)
                                                      ==========     ==========

For the six months ended April 30, 2004 and the year ended October 31, 2003, 27,433 Class B shares were converted to 25,140 Class A shares valued at $280,959 and 40,040 Class B shares were converted to 36,889 Class A shares valued at $369,083, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2004, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has received the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware U.S. Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                            AFFILIATED OFFICERS                         CONTACT INFORMATION
JUDE T. DRISCOLL                             JOSEPH H. HASTINGS                          INVESTMENT MANAGER
Chairman                                     Executive Vice President and                Delaware Management Company
Delaware Investments Family of Funds         Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                            INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                         Delaware International Advisers Ltd.
Board Chairman                               RICHELLE S. MAESTRO                         London, England
Citadel Construction Corporation             Executive Vice President,
King of Prussia, PA                          Chief Legal Officer and Secretary           NATIONAL DISTRIBUTOR
                                             Delaware Investments Family of Funds        Delaware Distributors, L.P.
JOHN H. DURHAM                               Philadelphia, PA                            Philadelphia, PA
Private Investor
Gwynedd Valley, PA                           MICHAEL P. BISHOF                           SHAREHOLDER SERVICING, DIVIDEND
                                             Senior Vice President and Treasurer         DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                  Delaware Investments Family of Funds        Delaware Service Company, Inc.
President                                    Philadelphia, PA                            2005 Market Street
Franklin & Marshall College                                                              Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                         FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                         800 523-1918
Managing Director
Anthony Knerr & Associates                                                               FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                             INSTITUTIONS REPRESENTATIVES ONLY
                                                                                         800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                    WEB SITE
National Gallery of Art                                                                  www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN
                                            -----------------------------------------------------------------------------------
                                            A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge
                                            (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at
                                            http://www.delawareinvestments.com; and (iii) on the Commission's website at
                                            http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i)
                                            through the Fund's website at http://www.delawareinvestments.com; and (ii) on the
                                            Commission's website at http://www.sec.gov.
                                            -----------------------------------------------------------------------------------

(8732)                                                        Printed in the USA
SA-101 [4/04] IVES 5/04                                                    J9685

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:

JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    June 30, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    June 30, 2004

JOSEPH H. HASTINGS
--------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    June 30, 2004